CONCENTRATION OF RISKS (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Concentration of risk			57.06%	58.03%
Major Customer [Member]
Concentration of risk			10.00%	10.00%
Concentration of risk of credit risk	10.00%	10.00%
Major Suppliers [Member]
Concentration of risk			10.00%
Concentration of risk of credit risk	10.00%	10.00%